Redeemable Noncontrolling Interests - Summary of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 196,717	$ 165,716
Redeemable noncontrolling interest acquired		12,562
Net income attributable to redeemable noncontrolling interests	5,606	6,423
Redemption value adjustments	(3,325)	12,016
Redemption of equity interest from noncontrolling party	(39,649)
Ending balance	159,349	196,717
Linetec
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	184,148	165,716
Redeemable noncontrolling interest acquired		0
Net income attributable to redeemable noncontrolling interests	5,591	6,416
Redemption value adjustments	(3,325)	12,016
Redemption of equity interest from noncontrolling party	(39,649)
Ending balance	146,765	184,148
Drum
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	12,569	0
Redeemable noncontrolling interest acquired		12,562
Net income attributable to redeemable noncontrolling interests	15	7
Redemption value adjustments	0	0
Redemption of equity interest from noncontrolling party	0
Ending balance	$ 12,584	$ 12,569